Long-term debt (Details)					1 Months Ended	12 Months Ended
	May 24, 2018 USD ($)	May 27, 2008 USD ($) tranche	Jun. 27, 2005 USD ($) tranche	May 28, 2003 USD ($) tranche	May 31, 2013	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 31, 2018 USD ($)	Jan. 31, 2014 USD ($)
Debt Instrument [Line Items]
Interest costs capitalized						$ 0	$ 0	$ 0
Subordinated Lower Tier II Debt
Debt Instrument [Line Items]
Face amount		$ 78,000,000	$ 150,000,000	$ 125,000,000
Number of tranches | tranche		2	2	2
Subordinated Lower Tier II Debt | Senior A Notes Due 2013
Debt Instrument [Line Items]
Face amount				$ 78,000,000
Fixed interest rate				3.94%
Subordinated Lower Tier II Debt | Series B Notes Due 2018
Debt Instrument [Line Items]
Face amount				$ 47,000,000
Repayments of debt	$ 47,000,000
Fixed interest rate				5.15%
Repurchased face amount									$ 47,000,000
Subordinated Lower Tier II Debt | Series B Notes Due 2018 | 10-Year US Treasury Yield
Debt Instrument [Line Items]
Basis spread on variable rate				1.35%
Subordinated Lower Tier II Debt | Notes Redeemed in July 2003
Debt Instrument [Line Items]
Repayments of debt				$ 75,000,000
Subordinated Lower Tier II Debt | Series A Notes Due 2015
Debt Instrument [Line Items]
Face amount			$ 90,000,000
Fixed interest rate			4.81%
Subordinated Lower Tier II Debt | Series A Notes Due 2015 | Five-Year US Treasury Yield
Debt Instrument [Line Items]
Basis spread on variable rate			1.00%
Subordinated Lower Tier II Debt | Series B Notes Due 2020
Debt Instrument [Line Items]
Face amount			$ 60,000,000
Fixed interest rate			5.11%			5.11%
Subordinated Lower Tier II Debt | Series B Notes Due 2020 | 10-Year US Treasury Yield
Debt Instrument [Line Items]
Basis spread on variable rate			1.10%
Subordinated Lower Tier II Debt | 2005 Series B Notes
Debt Instrument [Line Items]
Repayments of debt			$ 13,875,000
Fixed interest rate			5.11%
Repurchased face amount			$ 15,000,000
Gain (loss) on repurchase of debt instrument			$ 1,125,000
Subordinated Lower Tier II Debt | 2005 Series A
Debt Instrument [Line Items]
Repurchased face amount										$ 90,000,000
Subordinated Lower Tier II Debt | Series A Notes Due 2018
Debt Instrument [Line Items]
Face amount		$ 53,000,000
Fixed interest rate		7.59%
Subordinated Lower Tier II Debt | Series B Notes Due 2023
Debt Instrument [Line Items]
Face amount		$ 25,000,000
Fixed interest rate					8.44%	8.44%
Subordinated Lower Tier II Debt | Series B Notes Due 2023 | 10-Year US Treasury Yield
Debt Instrument [Line Items]
Basis spread on variable rate					4.51%
Subordinated Lower Tier II Debt | Notes Redeemed in May 2008
Debt Instrument [Line Items]
Repayments of debt		$ 78,000,000
Subordinated Lower Tier II Debt | Notes Due 2028
Debt Instrument [Line Items]
Face amount	$ 75,000,000
Fixed interest rate	5.25%					5.25%
Payments of debt issuance costs	$ 1,800,000
Subordinated Lower Tier II Debt | Notes Due 2028 | 10-Year US Treasury Yield
Debt Instrument [Line Items]
Basis spread on variable rate	2.27%